Tax - Tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Income Taxes [Line Items]
Current tax	$ 6,978	$ 6,115	$ 5,718
– for this year	6,606	5,863	5,737
– adjustments in respect of prior periods3	324	31	(19)
– Pillar 2 and qualifying domestic top-up taxes	48	221	0
Deferred tax	(202)	1,195	71
– origination and reversal of temporary differences	173	1,288	19
– effect of changes in tax rates	35	(2)	17
– adjustments in respect of prior periods	(410)	(91)	35
Total tax expense	6,776	7,310	5,789
Tax expense	$ 7,477	$ 8,077	$ 7,132
Applicable tax rate	25.00%	25.00%	23.50%
Tax credit (charge) recorded directly to equity	$ (136)	$ 12
Hong Kong
Summary Of Income Taxes [Line Items]
Tax expense	$ 2,351	$ 1,615	$ 1,328
Applicable tax rate	16.50%	16.50%	16.50%